Significant Agreements - Narratives (Details) (Imported) $ in Thousands, € in Millions	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 EUR (€)	May 31, 2020 USD ($)	May 31, 2020 EUR (€)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Significant Agreements
Revenue recognized							$ 8,293	$ 19,243	$ 21,442
Other income							1,032	3,631	6,000	$ 1,132
Deferred income, current liability					$ 34,193		34,193		624	52
Grants receivable					8,792		8,792		8,116	605
Deferred income, non-current liability					8,711		8,711		8,276	29
Horizon 2020 Grant
Significant Agreements
Grant funding for certain facility and equipment investments									0	54,000
Grant funding for certain research and development expenditures									23,000	1,300
Grant proceeds collected									600	800
Loan proceeds									200	$ 300
Puglia 1 Grant
Significant Agreements
Other income							500	3,400	3,500
Grant funding for certain facility and equipment investments			$ 6,600	€ 5.3	6,200	€ 5.3	300	200	100
Grant funding for certain research and development expenditures			$ 4,800	€ 3.9	$ 4,500	3.9	$ 3,300	100	3,400
Grant funding for certain research and development expenditures, period			3 years	3 years			3 years
Period not permitted to physically move the reimbursed assets from the Puglia region					5 years		5 years
Deferred income					$ 6,600		$ 6,600		5,800
Deferred income, current liability					900		900		600
Grants receivable					5,600		5,600		4,300
Deferred income, non-current liability									4,900
Puglia 2 Grant
Significant Agreements
Revenue recognized									800
Other income							1,000	$ 600
Grant funding for certain facility and equipment investments	$ 4,000	€ 3.3			3,800	3.3
Grant funding for certain research and development expenditures	$ 10,200	€ 8.3			$ 9,600	€ 8.3
Grant proceeds collected							$ 2,000
Grant funding for certain research and development expenditures, period	3 years	3 years					3 years
Period not permitted to physically move the reimbursed assets from the Puglia region					5 years		5 years
Deferred income					$ 3,300		$ 3,300		3,000
Deferred income, current liability					300		300
Grants receivable					$ 3,200		$ 3,200		$ 3,900